Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

May 9, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	Transparent Value Trust (the “Registrant”)

File Nos. 033-159992; 811-22309

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Registrant’s Prospectus and Statement of Additional Information for the Transparent Value Directional Allocation VI Portfolio, effective May 6, 2014, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 18 on May 6, 2014.

Sincerely,

/s/ Armen Arus
Armen Arus
President